CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares
Short-term borrowings	¥ 0	$ 0	¥ 2,300
Deferred revenue	109,484	15,769	115,886
Accounts payable	26,738	3,851	28,391
Accrued and other liabilities	372,821	53,697	367,357
Income taxes payable	321,297	46,276	317,785
Amounts due to related parties	7,662	1,104	7,662
Deferred tax liabilities	¥ 23,172	$ 3,337	¥ 25,721
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.003		$ 0.003
Preferred shares, shares authorized | shares	1,666,667	1,666,667	1,666,667
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.003		$ 0.003
Ordinary shares, shares authorized | shares	40,000,000	40,000,000	40,000,000
Ordinary shares, shares issued | shares	38,699,095	38,699,095	38,265,177
Ordinary shares, shares outstanding | shares	38,699,095	38,699,095	38,265,177
Variable Interest Entity Primary Beneficiary [Member]
Short-term borrowings			¥ 2,300
Deferred revenue	¥ 99,298		105,559
Accounts payable	16,009		17,663
Accrued and other liabilities	200,230		210,413
Income taxes payable	198,176		196,500
Amounts due to related parties	7,662		7,662
Deferred tax liabilities	¥ 23,172		¥ 25,721